Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Cash and cash equivalents		$ 0	$ 23,624
Investments		211,929,839	305,194,912
EBP, Investment, Fair Value		1,034,474,170	938,941,205
Employer contribution receivable		224,102	150,875
Employee contribution receivable		366,775	154,628
Notes receivable from participants		23,490,981	23,613,953
Total receivables		24,081,858	23,919,456
NET ASSETS AVAILABLE FOR BENEFITS		1,058,556,028	962,884,285
Mutual funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments		162,374,147	255,049,952
Common collective trusts
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments	[1],[2],[3]	822,544,331	633,746,293
Common stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments	[4]	33,233,712	28,408,821
Money market
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments	[5]	$ 16,321,980	$ 21,736,139

[1]	Certain plan level contributions or redemptions may be subject to fees or levies.
[2]	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.
[3]	Investments are valued at fair value using the net asset value per share practical expedient.
[4]	Represents Travel + Leisure Co. common stock, an exempt party-in-interest.
[5]	Primarily represents an investment in Fidelity Investments Money Market Government Portfolio in 2025 and in BlackRock FedFund in 2024.